FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Preferred & Income Securities Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

David J. Lamb – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2023

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-21137

Registrant Name:  Nuveen Preferred & Income Securities Fund

Reporting Period:  07/01/2022 - 06/30/2023

Nuveen Preferred & Income Securities Fund

BLACKROCK CREDIT ALLOCATION INCOME TRUST Meeting Date: JUL 25, 2022 Record Date: MAY 27, 2022 Meeting Type: ANNUAL
Ticker: BTZ Security ID: 092508100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Cynthia L. Egan	Management	For	For
1.2	Elect Director Robert Fairbairn	Management	For	For
1.3	Elect Director Stayce D. Harris	Management	For	For

JOHN HANCOCK PREFERRED INCOME FUND III Meeting Date: FEB 21, 2023 Record Date: NOV 25, 2022 Meeting Type: ANNUAL
Ticker: HPS Security ID: 41021P103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director James R. Boyle	Management	For	For
1.2	Elect Director William H. Cunningham	Management	For	For
1.3	Elect Director Grace K. Fey	Management	For	For
1.4	Elect Director Noni L. Ellison	Management	For	For
1.5	Elect Director Dean C. Garfield	Management	For	For
1.6	Elect Director Patricia Lizarraga	Management	For	For
1.7	Elect Director Paul Lorentz	Management	For	For
1.8	Elect Director Hassell H. McClellan	Management	For	For
1.9	Elect Director Gregory A. Russo	Management	For	For

STANDARD CHARTERED PLC Meeting Date: DEC 15, 2022 Record Date: NOV 02, 2022 Meeting Type: SPECIAL
Ticker: STAN Security ID: 853254AB6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve that the Terms and Provisions of the 7.014 Per Cent Preference Shares Shall be Varied as Set Out in the Appendix to the Notice of the 7.014 Per Cent Class Meeting	Management	For	For
2	Vote FOR if you certify that you are an Eligible ADS Holder; Vote AGAINST if you are indicating you are NOT an Eligible ADS Holder, and therefore, your instruction will not be counted for this Class Meeting.	Management	None	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Preferred & Income Securities Fund

By	/s/ David J. Lamb
David J. Lamb – Chief Administrative Officer

Date

August 21, 2023